CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 704,153	$ 742,099
Marketable securities	165,695	563,997
Accounts receivable, net of allowance of $7,309 and $8,848, respectively	177,030	119,581
Other current assets	112,255	118,308
Total current assets	1,159,133	1,543,985
Property and equipment, net	259,588	267,928
Goodwill	1,358,524	989,493
Intangible assets, net	378,107	245,044
Long-term investments	173,752	200,721
Other non-current assets	80,761	81,908
TOTAL ASSETS	3,409,865	3,329,079
LIABILITIES:
Accounts payable, trade	64,398	56,375
Deferred revenue	126,297	78,175
Accrued expenses and other current liabilities	343,490	222,323
Total current liabilities	534,185	356,873
Long-term debt	95,844	95,844
Income taxes payable	450,533	475,685
Deferred income taxes	302,213	270,501
Other long-term liabilities	16,601	20,239
Redeemable noncontrolling interests	50,349	59,869
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	11,280,173	11,047,884
Accumulated deficit	(477,785)	(652,018)
Accumulated other comprehensive (loss) income	(12,443)	17,546
Treasury stock 167,342,069 and 153,663,130 shares, respectively	(8,885,146)	(8,363,586)
Total IAC shareholders' equity	1,905,049	2,050,068
Noncontrolling interests	55,091
Total shareholders' equity	1,960,140	2,050,068
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,409,865	3,329,079
Common stock
SHAREHOLDERS' EQUITY:
Common stock	234	226
Class B convertible common stock
SHAREHOLDERS' EQUITY:
Common stock	$ 16	$ 16